Borrowings (Details 1) ¥ in Thousands, $ in Thousands		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Short-term borrowings		¥ 10,407,007	$ 1,599,528	¥ 9,010,205
Current portion of long-term debts	[1]	2,197,985	337,824	810,889
No Breach Loan Covenants Or Triggering Default [Member]
Short-term borrowings		2,361,418	362,943	1,852,798
Current portion of long-term debts		105,980	16,289	37,012
In Breach Loan Covenants Or Triggering Default With No Waivers From Banks [Member]
Short-term borrowings		4,090,604	628,715	4,289,518
Current portion of long-term debts		2,052,538	315,469	657,835
In Breach Loan Covenants Or Triggering Default With Waivers From Banks [Member]
Current portion of long-term debts		¥ 39,467	$ 6,066	¥ 116,042

[1]	Short-term borrowings and current portion of long-term debts consist of the following: